Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 26, 2020
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
The following table sets forth the gross carrying amount and accumulated amortization of the Company’s goodwill and intangible assets as of the fiscal years ended:

	2020	2019	Amortization Period
Goodwill	$5,173	$5,051	Indefinite lived

Customer relationships	3,323	3,407	5 – 17 years
Trademarks (indefinite lived)	248	248	Indefinite lived
Trademarks (definite lived)	274	149	Not more than 15 years
Other intangibles	129	161	5 – 14 years
Accumulated amortization	(1,477)	(1,185)
Intangible assets, net	2,497	2,780
Total goodwill and intangible assets, net	$7,670	$7,831